PROVISIONS, CONTINGENCIES AND COMMITMENTS - Provisions Overview (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Provisions, beginning balance	$ 2,991	$ 2,534
Additions	953	946
Deductions/ Payments	(392)	(324)
Effects of foreign exchange and other movements	55	(165)
Divestments and reclassification to held for sale	(975)
Short-term provisions	935	516	$ 539
Long-term provisions	1,697	2,475	$ 1,995
Provisions, ending balance	2,632	2,991
Environmental (see note 9.3)
Disclosure of other provisions [line items]
Provisions, beginning balance	1,074	1,228
Additions	137	97
Deductions/ Payments	(88)	(95)
Effects of foreign exchange and other movements	57	(156)
Divestments and reclassification to held for sale	(519)
Provisions, ending balance	661	1,074
Emission obligations
Disclosure of other provisions [line items]
Provisions, beginning balance	484	0
Additions	373	481
Deductions/ Payments	(92)	0
Effects of foreign exchange and other movements	(40)	3
Divestments and reclassification to held for sale	(154)
Provisions, ending balance	571	484
Asset retirement obligations (see note 9.3)
Disclosure of other provisions [line items]
Provisions, beginning balance	478	422
Additions	21	28
Deductions/ Payments	(10)	(10)
Effects of foreign exchange and other movements	41	38
Divestments and reclassification to held for sale	(133)
Provisions, ending balance	397	478
Site restoration
Disclosure of other provisions [line items]
Provisions, beginning balance	136	141
Additions	167	3
Deductions/ Payments	(12)	(5)
Effects of foreign exchange and other movements	18	(3)
Divestments and reclassification to held for sale	0
Provisions, ending balance	309	136
Staff related obligations
Disclosure of other provisions [line items]
Provisions, beginning balance	185	201
Additions	88	65
Deductions/ Payments	(41)	(64)
Effects of foreign exchange and other movements	(14)	(17)
Divestments and reclassification to held for sale	(91)
Provisions, ending balance	127	185
Voluntary separation plans
Disclosure of other provisions [line items]
Provisions, beginning balance	47	38
Additions	30	30
Deductions/ Payments	(38)	(13)
Effects of foreign exchange and other movements	20	(8)
Divestments and reclassification to held for sale	(4)
Provisions, ending balance	55	47
Litigation and other (see note 9.3)
Disclosure of other provisions [line items]
Provisions, beginning balance	312	369
Additions	40	65
Deductions/ Payments	(36)	(91)
Effects of foreign exchange and other movements	(39)	(31)
Divestments and reclassification to held for sale	(8)
Provisions, ending balance	269	312
Tax claims
Disclosure of other provisions [line items]
Provisions, beginning balance	81	120
Additions	5	5
Deductions/ Payments	(6)	(14)
Effects of foreign exchange and other movements	(18)	(30)
Divestments and reclassification to held for sale	0
Provisions, ending balance	62	81
Other legal claims
Disclosure of other provisions [line items]
Provisions, beginning balance	231	249
Additions	35	60
Deductions/ Payments	(30)	(77)
Effects of foreign exchange and other movements	(21)	(1)
Divestments and reclassification to held for sale	(8)
Provisions, ending balance	207	231
Commercial agreements and onerous contracts
Disclosure of other provisions [line items]
Provisions, beginning balance	46	34
Additions	68	29
Deductions/ Payments	(31)	(16)
Effects of foreign exchange and other movements	(4)	(1)
Divestments and reclassification to held for sale	(54)
Provisions, ending balance	25	46
Other
Disclosure of other provisions [line items]
Provisions, beginning balance	229	101
Additions	29	148
Deductions/ Payments	(44)	(30)
Effects of foreign exchange and other movements	16	10
Divestments and reclassification to held for sale	(12)
Provisions, ending balance	$ 218	$ 229